Supplemental Cash Flow Information and Non-Cash Activities	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information and Non-Cash Activities

22. Supplemental Cash Flow Information and Non-Cash Activities

	2009		2010		2011
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	(Won)	4,439	(Won)	3,752	(Won)	3,832
Interest paid		41		32		58
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	(Won)	1,643	(Won)	1,749	(Won)	3,978
Offset of long-term deferred revenue and accounts payable		876		1,161		—
Reclassification of prepayment to intangible assets		86		92		1,392